INCOME TAXES (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Tax assets in respect of:
Accrued vacation pay	$ 26	$ 15
Employees stock based compensation	828	408
Related parties accrued expenses	70	72
Net loss carry forward	2,743	1,700
Total deferred tax assets	3,667	2,195
Less - valuation allowance	(3,667)	(2,195)
Deferred tax assets	$ 0	$ 0